Stock-Based Compensation Plans - Directors' DSU Plan (Details) - Director - DSUs shares in Thousands	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit with underlying value equivalent to common shares	1
Number of units (thousands)
DSUs outstanding, beginning of year (shares)	241	224
Granted (shares)	29	40
Notional dividends reinvested (shares)	10	10
Paid out (shares)	(39)	(33)
DSUs outstanding, end of year (shares)	241	241